EQUITY	12 Months Ended
Dec. 31, 2016
Stockholders' Equity Note [Abstract]
EQUITY
NOTE 9:-	EQUITY

a.	Share capital:

1.	Ordinary shares confer upon their holders voting rights, the right to receive cash dividends and the right to share in excess assets upon liquidation of the Company.

2.
In March 2016, the Company consummated a rights offering, in which the Company granted, at no charge to the holders of the Company's ordinary shares as of the record date for the rights offering, for each nine (9) ordinary shares owned, one non-transferable subscription right to purchase two ordinary shares at a price of $ 7.16 (reflecting a price of $ 3.58 per share). Through this rights offering the Company issued 9,874,170 ordinary shares and raised a gross amount of $ 35,350. Issuance expenses amounted to $ 265.

b.	Stock option plans:

Description of plans:

The Company had three stock option plans, the 2003 Stock Option and Incentive Plans, the 2005 and 2008 Stock Incentive Plans (the "Plans").  The 2003 Plan and the 2005 Plan expired in 2013 and 2012, respectively. As of December 31, 2016 there are no options and RSUs outstanding under the 2003 Plan and the 2005 Plan.

In October 2008, the compensation stock option committee of the Company's Board of Directors approved the adoption of the 2008 Stock Incentive Plan (the "2008 Plan") with 1,000,000 shares or stock options available for grant and a sub-plan to enable qualified optionees certain tax benefits under the Israeli Income Tax Ordinance. Among the incentives that may be adopted are stock options, performance share awards, performance share unit awards, restricted shares, restricted share unit awards and other stock-based awards. In October 2010, April 2012, April 2015 and April 2016, the Company's Board of Directors approved, in the aggregate, a 4,030,000 shares increase in the number of shares available for grant under the 2008 Plan to a total of 5,030,000 shares available for future grants. As of December 31, 2016, an aggregate of 113,638 shares are still available for future grants under the 2008 Plan.

Options granted under the 2008 Plan vest quarterly over two to four years or annually over four years. The options expire after six, seven or ten years from the date of grant. RSUs granted under the 2008 Plan and vest quarterly or annually over four years. Any options or RSUs, which are forfeited or canceled before expiration of the 2008 Plan, become available for future grants.

Valuation assumptions:

The Company estimates the fair value of the stock options granted using the Black-Scholes-Merton option-pricing model, which requires a number of assumptions: the expected volatility is based upon actual historical stock price movements; the expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding; the risk-free interest rate is based on the yield from U.S. Treasury zero-coupon bonds with an equivalent term. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

Options granted to employees:

The fair value of the Company's stock options granted to employees for the years ended December 31, 2016, 2015 and 2014 was estimated using the following weighted average assumptions:

	Year ended December 31,
	2016	2015	2014

Risk free interest	1.08%-1.62%	1.24%-1.61%	1.43%-1.73%
Dividend yields	0%	0%	0%
Volatility	33%-35%	33%-34%	34%-36%
Expected term (in years)	4.8	4.8	4.8

No options were granted to non-employees during the years ended December 31, 2016, 2015 and 2014.

A summary of employee option balances under the 2008 Plan as of December 31, 2016 and changes during the year ended December 31, 2016 are as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2016	1,501,100	$5.0	4.3	$74
Granted	1,267,500	$4.9
Exercised	(171,100)	$3.3
Forfeited	(197,500)	$5.7

Outstanding at December 31, 2016	2,400,000	$5.0	4.4	$380

Exercisable at December 31, 2016	753,081	$5.1	3.3	$101

Vested and expected to vest at December 31, 2016	2,270,670	$5.0	4.4	$360

A summary of employee option balances under the Plans as of December 31, 2015 and 2014 and changes during the years ended on those dates are as follows:

	Year ended December 31,
	2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price

Options outstanding at beginning of year	4,431,383	$5.0	5,374,000	$5.0
Granted	570,000	$5.5	600,000	$5.2
Exercised	(1,307,448)	$4.3	(272,000)	$4.0
Expired	(1,209,005)	$5.7	(21,750)	$6.5
Forfeited	(983,830)	$5.5	(1,248,867)	$5.2

Options outstanding at end of year	1,501,100	$5.0	4,431,383	$5.0

Options exercisable at end of year	555,182	$4.7	3,357,465	$5.2

The weighted-average grant-date fair value of options granted to employees during the years ended December 31, 2016, 2015 and 2014 was $ 1.26, $ 1.46 and $ 1.51, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the Company's closing stock price on the last trading day of the year 2016 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2016. These amounts change based on the fair market value of the Company's stock. Total intrinsic value of options exercised for the years ended December 31, 2016, 2015 and 2014 was $ 180, $ 1,911 and $ 247, respectively.

The outstanding and exercisable options granted to employees under the 2008 Plan as of December 31, 2016, have been separated into ranges of exercise price as follows:

	Options	Weighted		Options	Weighted
	outstanding	average	Weighted	exercisable	average exercise
Ranges of	as of	remaining	average	as of	price of
exercise	December 31,	contractual	exercise	December 31,	exercisable
price	2016	life (years)	price	2016	options

$3.14-4.62	360,000	4.2	$4.1	104,250	$4.0
$4.79-6.72	2,040,000	4.5	$5.2	648,831	$5.3

	2,400,000	4.4	$5.0	753,081	$5.1

Restricted Share Units ("RSUs") granted to employees and non-employees:

The fair value of RSUs is estimated based on the market value of the Company's stock on the date of the award.

During 2016, 2015 and 2014, the Company did not grant any RSUs. Previously granted RSUs vest over a four year period. The following table summarizes information regarding the number of RSUs issued and outstanding as of December 31, 2016, 2015 and 2014 and changes during the years ended on those dates:

Employees:

	Year ended December 31,
	2016		2015		2014
	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value	Number of RSUs	Weighted average grant date fair value

RSUs outstanding at the beginning of the year	244,200	$4.1	571,625	$4.1	991,276	$4.1
Vested	(214,350)	$4.0	(281,675)	$4.0	(323,650)	$4.1
Forfeited	(21,750)	$5.0	(45,750)	$3.9	(96,001)	$4.1

RSUs outstanding at the end of the year	8,100	$5.8	244,200	$4.1	571,625	$4.1

As of December 31, 2016, there were no outstanding RSUs to non-employees.

Additional stock-based compensation data:

As of December 31, 2016, there was $ 1,768 of unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to employees under the 2008 Plan and no unrecognized compensation costs related to non-vested stock-based compensation arrangements granted to non-employees under the 2008 Plan. The cost related to employees is expected to be recognized over a weighted-average period of 1.52 years.

c.	Dividends:

1.
In the event that cash dividends are declared by the Company, such dividends will be declared and paid in Israeli currency. Under current Israeli regulations, any cash dividend in Israeli currency paid in respect of ordinary shares purchased by non-residents of Israel with non-Israeli currency, may be freely repatriated in such non-Israeli currency, at the exchange rate prevailing at the time of repatriation. The Company does not expect to pay cash dividends in the foreseeable future.

2.	Pursuant to the terms of a loan from a bank (see also Note 11e), the Company is restricted from paying cash dividends to its shareholders without initial approval from the bank.